PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Refundable deposits	[1]	$ 12,082,372	$ 7,927,825
Prepaid rental fees	[2]	954,969	1,652,826
EPC Warranty reimbursement receivables		186,553	132,007
Others		1,094,182	830,164
Total prepaid expenses and other current assets		$ 14,318,076	$ 10,542,822

[1]	As of December 31, 2018, refundable deposits mainly represented refundable deposits for interconnection and for the bidding of the project asset construction rights.
[2]	As of December 31, 2018, prepaid rental fees mainly represented rooftop rental payments for solar power projects due within one year.